Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees
The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:
Balance Sheets

	Yen in millions
	March 31
	2019	2020
Current assets	355,320	389,195
Noncurrent assets	608,626	164,852
Current liabilities	188,905	194,219
Noncurrent liabilities and noncontrolling interests	584,714	60,469
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net revenues	468,933	390,457	387,678
Operating income	56,729	53,920	58,431
Net income attributable to controlling interests	27,301	5,539	34,916
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method
Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2019	2020
Accounts receivable, trade	12,404	12,030
Other receivables	134	1,589
Other current assets	33	9,757
Accounts payable, trade	1,087	1,497
Short-term borrowings	29,744	31,557
Finance lease liabilities and other*	20,265	34,564
Operating lease liabilities	—	2,393

*	Finance lease liabilities and other were represented as Capital lease obligations as of the fiscal year ended March 31, 2019.

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Sales	45,415	41,437	35,951
Purchases	3,180	5,584	3,479